UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2010*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Diversified Target Return Fund. The Registrant’s other series, the MFS Commodity Strategy Fund, commenced investment operations after the period end.

ITEM 1.	REPORTS TO STOCKHOLDERS.

A report for the MFS Commodity Strategy Fund has not been included because the fund commenced investment operations after the reporting period. Please see note above.

MFS
INVESTMENT MANAGEMENT

SSW
S
NE

Semiannual report

MFS® Diversified Target Return Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

4/30/10

DTR-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure based on market value (a)

Top ten holdings (b)
ITRAXX EUR SER 11 - 1.850 JUN 2014	8.5%
CDX NORTH AMERICA IG SER 10 - 1.550 JUN 2013	7.9%
JPMORGAN EUR FIXED RATE SWAP - 4.808 OCT 01 18	5.1%
NIKKEI 225 FUTURE - JUN 10 10	4.9%
CDX NORTH AMERICA IG SER 12 - 1.000 JUN 2014	4.7%
JP MORGAN JPY FIXED RATE SWAP - 1.722 OCT 01 18	(4.6)%
TOPIX INDX FUTURE - JUN 10 10	(5.6)%
CITI JPY FIXED RATE SWAP - 1.41 JUNE 19 19	(7.5)%
S&P MID 400 EMINI FUTURE - JUN 18 10	(11.7)%
S&P 500 FUTURE - JUN 17 10	(22.6)%

Portfolio structure reflecting equivalent exposure of derivative positions (b)

Portfolio Composition – continued

(a)	For purposes of this presentation, components include the market value of securities, less any securities sold short, and the market value of derivative contracts and may, from time to time, be negative. The bond component will include interest income amounts if applicable. Percentages are based on net assets as of 4/30/10.
(b)	For purposes of this presentation, components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions and may, from time to time, be negative. The bond component will include interest income amounts if applicable. Equivalent Exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Percentages are based on net assets including the equivalent exposure of derivatives as of 4/30/10. The market value of derivatives may be different.

The portfolio is actively managed and current holdings may be different.

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Nonetheless, risky-asset valuation generally hit secular highs by the end of the period.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2009 through April 30, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/09	Ending Account Value 4/30/10	Expenses Paid During Period (p) 11/01/09-4/30/10
A	Actual	1.40%	$1,000.00	$1,091.86	$7.26
	Hypothetical (h)	1.40%	$1,000.00	$1,017.85	$7.00
B	Actual	2.15%	$1,000.00	$1,088.34	$11.13
	Hypothetical (h)	2.15%	$1,000.00	$1,014.13	$10.74
C	Actual	2.15%	$1,000.00	$1,088.44	$11.13
	Hypothetical (h)	2.15%	$1,000.00	$1,014.13	$10.74
I	Actual	1.15%	$1,000.00	$1,093.53	$5.97
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76
W	Actual	1.25%	$1,000.00	$1,093.64	$6.49
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R1	Actual	2.15%	$1,000.00	$1,088.44	$11.13
	Hypothetical (h)	2.15%	$1,000.00	$1,014.13	$10.74
R2	Actual	1.65%	$1,000.00	$1,091.02	$8.55
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25
R3	Actual	1.40%	$1,000.00	$1,091.65	$7.26
	Hypothetical (h)	1.40%	$1,000.00	$1,017.85	$7.00
R4	Actual	1.15%	$1,000.00	$1,093.53	$5.97
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 87.1%
Issuer	Shares/Par	Value ($)

Aerospace - 2.5%
Cobham PLC	43,540	$176,547
Goodrich Corp.	10,570	784,083
Honeywell International, Inc.	8,890	422,008
Lockheed Martin Corp.	14,605	1,239,818
Moog, Inc., “A” (a)	3,010	111,882
Northrop Grumman Corp.	15,855	1,075,445
Precision Castparts Corp.	1,910	245,129
Raytheon Co.	2,340	136,422
Rockwell Collins, Inc.	2,430	157,950
United Technologies Corp.	10,300	771,985

		$5,121,269
Airlines - 0.4%
Copa Holdings S.A., “A”	6,810	$385,991
Delta Air Lines, Inc. (a)	8,780	106,062
Qantas Airways Ltd. (a)	22,344	58,040
Southwest Airlines Co.	2,290	30,182
UAL Corp. (a)	8,670	187,099

		$767,374
Alcoholic Beverages - 0.7%
Companhia de Bebidas das Americas, ADR	3,590	$351,102
Diageo PLC	18,810	320,900
Foster’s Group Ltd.	30,629	153,735
Heineken N.V.	15,420	715,770

		$1,541,507
Apparel Manufacturers - 1.0%
Compagnie Financiere Richemont S.A.	3,550	$131,235
Li & Fung Ltd.	56,000	272,118
LVMH Moet Hennessy Louis Vuitton S.A.	5,650	645,904
NIKE, Inc., “B”	7,490	568,566
Phillips-Van Heusen Corp.	3,920	246,999
Sanyo Shokai Ltd.	12,000	43,051
Stella International Holdings Ltd.	14,500	29,553
Swatch Group Ltd.	406	119,678

		$2,057,104

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Automotive - 0.5%
Bayerische Motoren Werke AG	1,800	$88,198
Bridgestone Corp.	10,800	180,222
Harley-Davidson, Inc.	2,300	77,809
Harman International Industries, Inc. (a)	2,200	86,856
Johnson Controls, Inc.	12,260	411,813
Lear Corp. (a)(w)	1,340	108,781

		$953,679
Biotechnology - 0.9%
Actelion Ltd. (a)	843	$33,924
Alexion Pharmaceuticals, Inc. (a)	4,560	250,253
Amgen, Inc. (a)	11,320	649,315
Biogen Idec, Inc. (a)	1,270	67,627
Celgene Corp. (a)	1,640	101,598
Gen-Probe, Inc. (a)	3,960	187,664
Genzyme Corp. (a)	1,040	55,370
Gilead Sciences, Inc. (a)	7,210	286,021
Human Genome Sciences, Inc. (a)	1,870	51,780
Lonza Group AG	959	75,233
Myriad Genetics, Inc. (a)	1,430	34,334

		$1,793,119
Broadcasting - 1.2%
CBS Corp., “B”	15,180	$246,068
Discovery Communications, Inc., “A” (a)	11,790	456,273
Fuji Television Network, Inc.	34	55,089
Grupo Televisa S.A., ADR	10,660	221,515
Interpublic Group of Cos., Inc. (a)	9,570	85,269
News Corp., “A”	2,380	36,700
Nippon Television Network Corp.	370	55,460
Omnicom Group, Inc.	4,075	173,839
Scripps Networks Interactive Inc., ‘A”	850	38,539
Vivendi S.A.	5,246	138,073
Walt Disney Co.	16,420	604,913
WPP Group PLC	43,257	459,895

		$2,571,633
Brokerage & Asset Managers - 1.9%
Aberdeen Asset Management PLC	76,480	$161,290
Affiliated Managers Group, Inc. (a)	8,570	721,423
BM&F Bovespa S.A.	30,200	199,799
Charles Schwab Corp.	6,820	131,558
CME Group, Inc.	540	177,341

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Brokerage & Asset Managers - continued
Daiwa Securities Group, Inc.	41,000	$212,324
Daiwa Securities Group, Inc., ADR	10,510	54,126
Deutsche Boerse AG	5,200	405,304
Evercore Partners, Inc.	2,690	96,410
Franklin Resources, Inc.	2,210	255,564
GFI Group, Inc.	25,740	177,606
Hong Kong Exchanges & Clearing Ltd.	13,900	227,552
ICAP PLC	13,920	80,127
IG Group Holdings PLC	41,083	255,610
IntercontinentalExchange, Inc. (a)	1,830	213,433
Lazard Ltd.	1,900	73,454
Nomura Holdings, Inc.	39,700	273,858
Penson Worldwide, Inc. (a)	3,160	29,704
TD AMERITRADE Holding Corp. (a)	4,840	96,897
Thomas Weisel Partners Group (a)	2,090	16,407
Van Lanschot N.V. (a)	620	25,838

		$3,885,625
Business Services - 2.8%
Accenture Ltd., “A”	21,200	$925,168
Amadeus Holdings AG (a)(n)	4,044	64,613
Amdocs Ltd. (a)	4,450	142,133
Bunzl PLC	8,170	95,395
Capita Group PLC	4,065	49,632
Cognizant Technology Solutions Corp., “A” (a)	6,530	334,205
Companhia Brasileira de Meios de Pagamento	7,791	75,658
Concur Technologies, Inc. (a)	5,150	215,836
Constant Contact, Inc. (a)	6,320	161,476
CoStar Group, Inc. (a)	7,500	329,625
Dun & Bradstreet Corp.	2,030	156,249
Fidelity National Information Services, Inc.	3,900	102,531
IFM Investments Ltd., ADR (a)	1,960	11,211
Infosys Technologies Ltd., ADR	4,138	247,783
Intertek Group PLC	19,511	444,508
MasterCard, Inc., “A”	2,650	657,306
Mitsubishi Corp.	9,600	227,806
Nomura Research Institute Ltd.	16,700	428,634
Redecard S.A.	2,500	41,277
Sodexo	2,506	154,085
Ultimate Software Group, Inc. (a)	1,720	57,534
USS Co. Ltd.	2,620	178,913
Verisk Analytics, Inc., “A” (a)	10,440	292,529

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Visa, Inc., “A”	4,330	$390,696
Western Union Co.	4,800	87,600

		$5,872,403
Cable TV - 0.5%
Comcast Corp., “Special A”	8,450	$159,282
DIRECTV Group, Inc., “A” (a)	9,375	339,656
Time Warner Cable, Inc.	10,136	570,150

		$1,069,088
Chemicals - 1.5%
3M Co.	5,790	$513,399
Celanese Corp.	24,630	787,914
Dow Chemical Co.	2,450	75,534
E.I. du Pont de Nemours & Co.	3,070	122,309
Ecolab, Inc.	5,070	247,619
Givaudan S.A.	184	160,169
Intrepid Potash, Inc. (a)	2,450	64,337
Monsanto Co.	8,610	542,947
Nufarm Ltd.	15,526	109,001
Nufarm Ltd. (a)	2,553	17,923
PPG Industries, Inc.	6,904	485,834

		$3,126,986
Computer Software - 2.8%
Adobe Systems, Inc. (a)	20,580	$691,282
Akamai Technologies, Inc. (a)	13,660	530,418
ArcSight, Inc. (a)	2,090	47,506
Ariba, Inc. (a)	4,590	65,499
Autodesk, Inc. (a)	11,170	379,892
Autonomy Corp. PLC (a)	6,000	165,245
Blackboard, Inc. (a)	4,180	177,859
Blue Coat Systems, Inc. (a)	1,820	59,205
Citrix Systems, Inc. (a)	1,060	49,820
Convio, Inc. (a)	940	9,438
Dassault Systemes S.A.	260	16,964
DynaVox, Inc., “A” (a)	4,190	59,498
Intuit, Inc. (a)	2,620	94,739
Microsoft Corp.	14,470	441,914
MicroStrategy, Inc., “A” (a)	2,600	199,160
Nuance Communications, Inc. (a)	4,220	77,099
OBIC Co. Ltd.	770	154,844

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - continued
Oracle Corp.	59,360	$1,533,862
Parametric Technology Corp. (a)	18,900	351,351
Salesforce.com, Inc. (a)	1,170	100,152
SAP AG	2,320	111,768
SolarWinds, Inc. (a)	2,830	52,525
SuccessFactors, Inc. (a)	7,150	149,650
VeriSign, Inc. (a)	11,340	309,242

		$5,828,932
Computer Software - Systems - 3.6%
3Par, Inc. (a)	7,740	$72,214
Acer, Inc.	132,430	359,019
Apple, Inc. (a)	8,630	2,253,466
Arrow Electronics, Inc. (a)	6,180	188,490
Dell, Inc. (a)	25,100	406,118
EMC Corp. (a)	21,050	400,160
Fujitsu Ltd.	18,000	127,429
Hewlett-Packard Co.	16,704	868,107
International Business Machines Corp.	6,670	860,430
Konica Minolta Holdings, Inc.	62,500	786,769
MICROS Systems, Inc. (a)	10,810	401,700
NICE Systems Ltd., ADR (a)	2,360	75,072
PROS Holdings, Inc. (a)	6,400	58,240
Ricoh Co. Ltd.	10,000	170,969
Seagate Technology LLC (a)	8,580	157,615
Venture Corp. Ltd.	14,000	100,178
Wincor Nixdorf AG	1,308	88,993

		$7,374,969
Conglomerates - 0.8%
Hutchison Whampoa Ltd.	33,000	$226,117
Keppel Corp. NPV	77,000	547,000
MAN SE	1,924	182,179
Siemens AG	4,330	428,075
Tomkins PLC	99,270	377,738

		$1,761,109
Construction - 1.0%
Anhui Conch Cement Co. Ltd.	16,000	$50,878
Geberit AG	2,029	360,892
NVR, Inc. (a)	494	354,717
Pulte Homes, Inc. (a)	4,930	64,534
Sherwin-Williams Co.	9,850	768,990

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - continued
Stanley Black & Decker, Inc.	5,864	$364,448
Toll Brothers, Inc. (a)	940	21,216
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)	21,290	49,091

		$2,034,766
Consumer Products - 2.5%
AmorePacific Corp.	85	$64,161
Avon Products, Inc.	2,900	93,757
Beiersdorf AG	2,430	136,843
Christian Dior S.A.	3,044	322,020
Church & Dwight Co., Inc.	5,190	359,407
Colgate-Palmolive Co.	820	68,962
Colgate-Palmolive Co.	2,462	41,181
Dabur India Ltd.	7,070	28,736
Energizer Holdings, Inc. (a)	1,820	111,202
Hengan International Group Co. Ltd.	4,800	36,779
Henkel KGaA, IPS	8,791	470,420
Hypermarcas S.A. (a)	9,100	125,644
Kao Corp.	11,400	275,938
Kimberly-Clark Corp.	3,160	193,582
Kimberly-Clark de Mexico S.A. de C.V., “A”	11,460	66,467
Kose Corp.	5,000	116,402
L’Occitane International S.A. (a)	4,000	7,769
Natura Cosmeticos S.A.	6,440	136,710
Newell Rubbermaid, Inc.	7,650	130,585
Procter & Gamble Co.	26,212	1,629,338
Reckitt Benckiser Group PLC	11,650	604,633
Uni-Charm Corp.	1,300	126,221

		$5,146,757
Consumer Services - 1.0%
Anhanguera Educacional Participacoes S.A., IEU (a)	9,900	$154,914
Apollo Group, Inc., “A” (a)	3,700	212,417
Archipelago Learning, Inc. (a)	1,760	25,520
Capella Education Co. (a)	3,580	324,420
Ctrip.com International Ltd., ADR (a)	2,780	101,526
DeVry, Inc.	6,270	391,185
H&R Block, Inc.	3,100	56,761
Monster Worldwide, Inc. (a)	6,270	109,286
Priceline.com, Inc. (a)	590	154,610
Sotheby’s	6,330	211,422
Strayer Education, Inc.	1,010	245,551

		$1,987,612

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Containers - 0.3%
AptarGroup, Inc.	1,580	$68,003
Crown Holdings, Inc. (a)	2,510	65,260
Owens-Illinois, Inc. (a)	9,580	339,515
Pactiv Corp. (a)	3,060	77,755
Smurfit Kappa Group PLC (a)	5,443	55,668

		$606,201
Electrical Equipment - 1.9%
AMETEK, Inc.	7,430	$321,347
Danaher Corp.	12,760	1,075,413
General Electric Co.	27,820	524,685
Harbin Electric, Inc. (a)	850	18,623
Houston Wire & Cable Co.	2,800	36,820
Keyence Corp.	400	95,397
Legrand S.A.	5,190	168,364
Mettler-Toledo International, Inc. (a)	1,030	129,244
OMRON Corp.	2,100	48,895
Rockwell Automation, Inc.	2,520	153,014
Schneider Electric S.A.	3,681	420,488
Sensata Technologies Holding B.V. (a)	10,000	200,000
Spectris PLC	8,540	117,488
Tyco Electronics Ltd.	14,950	480,194
WESCO International, Inc. (a)	2,840	115,361

		$3,905,333
Electronics - 2.9%
Altera Corp.	4,880	$123,757
ARM Holdings PLC	18,840	72,915
Broadcom Corp., “A”	1,940	66,911
Corning, Inc.	4,090	78,732
Dolby Laboratories, Inc., “A” (a)	2,410	165,615
First Solar, Inc. (a)	980	140,679
Flextronics International Ltd. (a)	6,270	48,592
Halma PLC	17,193	71,658
Hittite Microwave Corp. (a)	4,460	228,709
Hoya Corp.	3,900	107,274
Intel Corp.	64,280	1,467,512
Jabil Circuit, Inc.	17,120	262,278
Linear Technology Corp.	5,290	159,017
Microchip Technology, Inc.	15,880	463,855
NetLogic Microsystems, Inc. (a)	4,740	147,746
PMC-Sierra, Inc. (a)	7,540	66,729
Samsung Electronics Co. Ltd.	722	546,061

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Samsung Electronics Co. Ltd., GDR	696	$265,624
SanDisk Corp. (a)	8,670	345,846
Silicon Laboratories, Inc. (a)	4,510	218,059
Siliconware Precision Industries Co. Ltd., ADR	16,923	104,076
Taiwan Semiconductor Manufacturing Co. Ltd.	120,654	235,332
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	36,412	385,603
Tokyo Electron Ltd.	2,300	152,052

		$5,924,632
Energy - Independent - 2.0%
Anadarko Petroleum Corp.	3,940	$244,910
Apache Corp.	4,780	486,413
Cairn Energy PLC (a)	35,909	219,229
Cloud Peak Energy, Inc. (a)	1,810	28,960
CNOOC Ltd.	39,000	68,928
Cobalt International Energy, Inc. (a)	12,310	141,688
Concho Resources, Inc. (a)	760	43,183
CONSOL Energy, Inc.	2,140	95,615
Devon Energy Corp.	2,160	145,433
EOG Resources, Inc.	1,980	221,998
EXCO Resources, Inc.	10,640	197,372
INPEX Corp.	65	459,487
Massey Energy Co.	2,150	78,754
Newfield Exploration Co. (a)	6,240	363,106
Nexen, Inc.	7,854	190,976
Noble Energy, Inc.	3,640	278,096
Occidental Petroleum Corp.	3,720	329,815
Plains Exploration & Production Co. (a)	2,570	75,327
Southwestern Energy Co. (a)	2,930	116,262
Talisman Energy, Inc.	3,860	65,774
Tullow Oil PLC	3,915	67,722
Ultra Petroleum Corp. (a)	6,510	310,983

		$4,230,031
Energy - Integrated - 3.8%
BG Group PLC	11,350	$190,562
Chevron Corp.	22,860	1,861,718
ConocoPhillips	2,620	155,078
Exxon Mobil Corp. (s)	37,365	2,535,215
Hess Corp.	11,440	727,012
Marathon Oil Corp.	7,850	252,378
OAO Gazprom, ADR (a)	7,830	181,753
Petroleo Brasileiro S.A., ADR	3,800	161,234

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - continued
Royal Dutch Shell PLC, “A”	24,890	$778,765
Suncor Energy, Inc.	3,550	121,444
TOTAL S.A.	11,320	613,396
TOTAL S.A., ADR	4,630	251,779

		$7,830,334
Engineering - Construction - 0.4%
Fluor Corp.	8,640	$456,538
JGC Corp.	17,000	291,277
North American Energy Partners, Inc. (a)	7,980	90,014

		$837,829
Entertainment - 0.2%
DreamWorks Animation, Inc., “A” (a)	4,760	$188,924
TiVo, Inc. (a)	10,470	183,434

		$372,358
Food & Beverages - 3.1%
Archer Daniels Midland Co.	6,040	$168,758
Barry Callebaut AG	50	31,641
Binggrae Co. Ltd.	540	23,898
Coca-Cola Co.	4,540	242,663
Coca-Cola Hellenic Bottling Co. S.A.	2,592	70,237
Dr Pepper Snapple Group, Inc.	4,060	132,884
General Mills, Inc.	8,660	616,419
Groupe Danone	11,316	667,914
J.M. Smucker Co.	8,144	497,354
Kellogg Co.	6,550	359,857
Kerry Group PLC	7,853	251,244
Kraft Foods, Inc.,”A”	1,310	38,776
McCormick & Co., Inc.	1,270	50,254
Mead Johnson Nutrition Co., “A”	9,430	486,682
Nestle S.A.	31,360	1,530,509
Nong Shim Co. Ltd.	304	58,559
PepsiCo, Inc. (s)	17,070	1,113,305
Ralcorp Holdings, Inc. (a)	1,200	79,860
Tyson Foods, Inc., “A”	5,040	98,734

		$6,519,548
Food & Drug Stores - 0.6%
CVS Caremark Corp.	3,330	$122,977
Dairy Farm International Holdings Ltd.	13,500	92,880
Kroger Co.	1,950	43,348

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - continued
Lawson, Inc.	12,100	$535,860
Tesco PLC	22,160	147,411
Walgreen Co.	7,740	272,061
Whole Foods Market, Inc. (a)	3,170	123,693

		$1,338,230
Gaming & Lodging - 1.1%
Ameristar Casinos, Inc.	3,360	$63,269
Carnival Corp.	1,020	42,534
International Game Technology	18,650	393,142
Las Vegas Sands Corp. (a)	14,620	363,453
Marriott International, Inc., “A”	1,440	52,934
Penn National Gaming, Inc. (a)	760	23,530
Pinnacle Entertainment, Inc. (a)	5,110	69,138
Royal Caribbean Cruises Ltd. (a)	21,050	754,432
Sands China Ltd. (a)	88,800	143,879
Starwood Hotels & Resorts Worldwide, Inc.	4,590	250,201
WMS Industries, Inc. (a)	1,500	75,030

		$2,231,542
General Merchandise - 1.2%
Daiei, Inc. (a)	6,400	$29,842
Dollar General Corp. (a)	14,390	411,122
Dunelm Group PLC	16,917	100,375
Kohl’s Corp. (a)	4,340	238,657
Macy’s, Inc.	20,140	467,248
Target Corp.	8,790	499,887
Wal-Mart Stores, Inc.	12,810	687,257

		$2,434,388
Health Maintenance Organizations - 0.5%
Coventry Health Care, Inc. (a)	5,770	$136,980
Humana, Inc. (a)	8,100	370,332
Odontoprev S.A.	900	29,409
UnitedHealth Group, Inc.	5,010	151,853
WellPoint, Inc. (a)	6,840	367,992

		$1,056,566
Insurance - 3.9%
ACE Ltd.	2,930	$155,847
Admiral Group PLC	8,784	175,861
Aflac, Inc.	9,540	486,158
Allied World Assurance Co. Holdings Ltd.	8,370	364,681

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Allstate Corp.	4,380	$143,095
Amlin PLC	38,880	222,735
Aon Corp.	3,960	168,142
Aspen Insurance Holdings Ltd.	14,073	379,690
Berkshire Hathaway, Inc., “B” (a)	780	60,060
Catlin Group Ltd.	13,618	73,489
China Pacific Insurance (Group) Co. Ltd	56,400	230,957
Chubb Corp.	5,530	292,371
Employers Holdings, Inc.	6,930	114,206
Endurance Specialty Holdings Ltd.	7,338	270,405
Euler Hermes (a)	568	47,191
Genworth Financial, Inc. (a)	8,660	143,063
Hiscox Ltd.	48,242	246,313
ING Groep N.V. (a)	46,974	420,482
Jardine Lloyd Thompson Group PLC	13,060	110,440
MetLife, Inc.	26,060	1,187,815
Muenchener Ruckversicherungs-Gesellschaft AG	870	123,018
Prudential Financial, Inc.	16,870	1,072,257
SNS REAAL Groep N.V. (a)	34,110	198,551
Storebrand A.S.A. (a)	27,196	204,776
Swiss Reinsurance Co.	4,430	193,117
Symetra Financial Corp. (a)	5,400	72,900
Travelers Cos., Inc.	12,345	626,385
Unum Group	2,080	50,898
Zurich Financial Services AG	1,420	316,596

		$8,151,499
Internet - 0.9%
Art Technology Group, Inc. (a)	7,480	$32,014
Baidu, Inc., ADR (a)	40	27,572
Google, Inc., “A” (a)	2,718	1,428,146
GSI Commerce, Inc. (a)	1,780	48,505
LogMeIn, Inc. (a)	1,020	23,858
OpenTable, Inc. (a)	1,120	43,523
Rackspace Hosting, Inc. (a)	3,110	55,824
TechTarget, Inc. (a)	9,070	43,990
Vocus, Inc. (a)	3,210	54,731
Yahoo Japan Corp.	164	62,672

		$1,820,835
Leisure & Toys - 0.6%
Activision Blizzard, Inc.	18,600	$206,088
Electronic Arts, Inc. (a)	1,690	32,735

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Leisure & Toys - continued
Hasbro, Inc.	13,790	$528,984
Sankyo Co. Ltd.	4,400	202,244
Shimano, Inc.	2,500	113,802
THQ, Inc. (a)	23,090	175,484

		$1,259,337
Machinery & Tools - 1.3%
AGCO Corp. (a)	1,330	$46,577
ASSA ABLOY AB, “B”	5,850	136,063
Avery Dennison Corp.	1,830	71,425
Beml Ltd.	2,620	61,547
Bucyrus International, Inc.	3,700	233,137
Cummins, Inc.	1,350	97,510
Duoyuan Global Water, Inc., ADR (a)	980	26,146
Eaton Corp.	1,904	146,913
Flowserve Corp.	2,050	234,889
GEA Group AG	8,617	191,712
GLORY Ltd.	15,400	394,775
Jain Irrigation Systems Ltd.	2,495	60,646
Kennametal, Inc.	7,770	255,322
Neopost S.A.	1,900	151,037
Pitney Bowes, Inc.	1,670	42,418
Ritchie Bros. Auctioneers, Inc.	6,730	157,482
Schindler Holding AG	1,020	89,676
Timken Co.	5,670	199,471

		$2,596,746
Major Banks - 5.9%
Banco Santander Chile, ADR	1,590	$104,765
Bank of America Corp.	91,430	1,630,197
Bank of China Ltd.	335,000	172,339
Bank of New York Mellon Corp.	27,720	862,924
BNP Paribas	7,019	482,424
BOC Hong Kong Holdings Ltd.	27,500	66,387
Commonwealth Bank of Australia	2,700	144,496
Credit Agricole S.A.	6,100	87,019
Credit Suisse Group AG	9,050	414,008
Goldman Sachs Group, Inc.	9,857	1,431,236
HSBC Holdings PLC	90,346	920,390
JPMorgan Chase & Co. (s)	41,810	1,780,270
Julius Baer Group Ltd.	9,772	337,487
KBC Group N.V. (a)	4,945	223,890
KeyCorp	21,620	195,012

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
National Australia Bank Ltd.	4,470	$114,246
PNC Financial Services Group, Inc.	10,020	673,444
Regions Financial Corp.	41,020	362,617
Standard Chartered PLC	6,019	160,440
State Street Corp.	5,855	254,693
Sumitomo Mitsui Financial Group, Inc.	12,700	418,991
SunTrust Banks, Inc.	4,750	140,600
UniCredito Italiano S.p.A.	22,498	59,009
Wells Fargo & Co.	27,420	907,876
Westpac Banking Corp.	6,560	163,034

		$12,107,794
Medical & Health Technology & Services - 2.5%
Allscripts Healthcare Solutions, Inc. (a)	2,070	$41,752
athenahealth, Inc. (a)	3,630	105,343
Cerner Corp. (a)	2,470	209,728
DaVita, Inc. (a)	8,730	545,014
Diagnosticos da America S.A.	23,400	203,273
Express Scripts, Inc. (a)	3,630	363,472
Fleury S.A. (a)	7,700	78,539
Fresenius Medical Care AG & Co. KGaA	2,267	122,909
Healthcare Services Group, Inc.	5,080	109,169
IDEXX Laboratories, Inc. (a)	4,280	283,079
IPC The Hospitalist Co., Inc. (a)	3,680	114,227
Kobayashi Pharmaceutical Co. Ltd.	2,300	92,798
LifePoint Hospitals, Inc. (a)	1,730	66,051
Lincare Holdings, Inc. (a)	15,860	740,503
McKesson Corp.	3,840	248,870
MedAssets, Inc. (a)	6,840	156,157
MEDNAX, Inc. (a)	3,670	201,630
Miraca Holdings, Inc.	15,400	493,862
MWI Veterinary Supply, Inc. (a)	1,700	71,315
Patterson Cos., Inc.	12,740	407,553
RHÖN-KLINIKUM AG	7,630	196,881
SSL International PLC	9,993	131,158
Team Health Holdings, Inc. (a)	3,100	48,732
VCA Antech, Inc. (a)	6,040	171,898

		$5,203,913
Medical Equipment - 2.8%
AGA Medical Holdings, Inc. (a)	3,570	$57,406
AtriCure, Inc. (a)	1,370	7,631
Becton, Dickinson & Co.	4,330	330,682

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
C.R. Bard, Inc.	1,780	$154,023
Cochlear Ltd.	3,277	223,298
Conceptus, Inc. (a)	3,710	70,267
Covidien PLC	2,020	96,940
DENTSPLY International, Inc.	6,610	242,190
DexCom, Inc. (a)	11,360	124,392
Edwards Lifesciences Corp. (a)	2,390	246,361
Essilor International S.A.	1,600	97,774
Ev3, Inc. (a)	5,110	97,754
Heartware International, Inc. (a)	1,270	71,425
Intuitive Surgical, Inc. (a)	220	79,323
Masimo Corp.	5,270	123,371
Medtronic, Inc.	19,570	855,013
Mindray Medical International Ltd., ADR	2,090	79,838
NxStage Medical, Inc. (a)	7,680	97,690
Orthovita, Inc. (a)	12,320	49,280
PerkinElmer, Inc.	3,770	94,438
ResMed, Inc. (a)	1,940	132,754
Smith & Nephew PLC	12,228	126,938
Sonova Holding AG	1,922	239,859
St. Jude Medical, Inc. (a)	8,980	366,564
Synthes, Inc.	3,670	418,444
Thermo Fisher Scientific, Inc. (a)	9,000	497,520
Thoratec Corp. (a)	4,590	204,668
Volcano Corp. (a)	3,240	77,825
Waters Corp. (a)	5,900	424,741
Zimmer Holdings, Inc. (a)	2,168	132,053

		$5,820,462
Metals & Mining - 1.0%
BHP Billiton PLC	24,620	$756,386
Cliffs Natural Resources, Inc.	5,320	332,660
Globe Specialty Metals, Inc. (a)	5,380	67,250
Iluka Resources Ltd. (a)	74,960	321,593
Inmet Mining Corp.	3,287	170,628
Steel Dynamics, Inc.	6,050	95,046
United States Steel Corp.	2,420	132,277
Usinas Siderurgicas de Minas Gerais S.A., ADR	4,800	159,684
voestalpine AG	2,248	84,867

		$2,120,391

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Distribution - 0.6%
AGL Resources, Inc.	1,470	$58,080
EQT Corp.	4,300	187,007
GDF SUEZ	6,641	236,629
NiSource, Inc.	8,210	133,823
Northwestern Corp.	920	27,802
Questar Corp.	4,502	215,871
Sempra Energy	1,750	86,065
South Jersey Industries, Inc.	760	34,284
Tokyo Gas Co. Ltd.	56,000	237,867

		$1,217,428
Natural Gas - Pipeline - 0.5%
El Paso Corp.	17,670	$213,807
Enagas S.A.	7,780	155,433
Williams Cos., Inc.	24,965	589,424

		$958,664
Network & Telecom - 1.5%
Acme Packet, Inc. (a)	7,890	$206,245
Ciena Corp. (a)	6,080	112,419
Cisco Systems, Inc. (a)	47,250	1,271,970
Ericsson, Inc., “B”	24,560	285,842
F5 Networks, Inc. (a)	1,290	88,275
Fortinet, Inc. (a)	11,090	197,180
Juniper Networks, Inc. (a)	7,470	212,223
Nokia Oyj	31,110	378,615
Palm, Inc. (a)	2,670	15,486
Polycom, Inc. (a)	1,930	62,821
QUALCOMM, Inc.	970	37,578
Riverbed Technology, Inc. (a)	2,190	67,868
Tellabs, Inc.	26,380	239,530

		$3,176,052
Oil Services - 1.7%
Bristow Group, Inc. (a)	1,040	$40,258
Cameron International Corp. (a)	6,220	245,441
Core Laboratories N.V.	230	34,475
Dresser-Rand Group, Inc. (a)	12,270	432,886
Dril-Quip, Inc. (a)	2,430	140,770
Ensco International PLC, ADR	1,890	89,170
Halliburton Co.	16,150	494,997
Helix Energy Solutions Group, Inc. (a)	4,300	62,694
National Oilwell Varco, Inc.	8,540	376,016

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - continued
Noble Corp.	1,320	$52,127
Oceaneering International, Inc. (a)	3,820	250,210
Saipem S.p.A.	10,357	388,513
Schlumberger Ltd.	6,810	486,370
ShawCor Ltd, “A”	1,750	49,961
Smith International, Inc.	4,930	235,457
Transocean, Inc. (a)	1,200	86,940

		$3,466,285
Other Banks & Diversified Financials - 2.3%
Aeon Credit Service Co. Ltd.	11,700	$127,357
American Express Co.	19,799	913,130
Anglo Irish Bank Corp. PLC (a)	10,470	0
Associated Banc-Corp.	12,170	176,830
Banco Santander Brasil S.A., ADR	14,100	163,983
Bangkok Bank Public Co. Ltd.	14,600	53,948
Capital One Financial Corp.	1,050	45,580
Cathay General Bancorp, Inc.	13,500	166,995
Chiba Bank Ltd.	31,000	197,349
China Construction Bank	410,000	332,091
CIT Group, Inc. (a)	900	36,540
Citigroup, Inc. (a)	21,680	94,742
Credicorp Ltd.	1,330	115,524
Dah Sing Financial Holdings Ltd. (a)	9,200	52,377
Discover Financial Services	3,410	52,719
DnB NOR A.S.A.	8,400	98,846
First Interstate BancSystem, Inc.	1,830	29,518
Hachijuni Bank Ltd.	8,000	45,052
HDFC Bank Ltd., ADR	1,270	189,382
Housing Development Finance Corp. Ltd.	2,055	129,730
ICICI Bank Ltd.	8,309	175,290
ICICI Bank Ltd., ADR	960	40,819
Joyo Bank Ltd.	10,000	41,415
Marshall & Ilsley Corp.	26,250	238,875
Metro Bancorp, Inc. (a)	2,430	32,975
Northern Trust Corp.	980	53,880
Ocwen Financial Corp. (a)	9,640	111,342
PacWest Bancorp	890	21,369
People’s United Financial, Inc.	7,460	115,854
PT Bank Rakyat Indonesia (Persero) Tbk	140,500	138,869
Sapporo Hokuyo Holdings, Inc.	8,800	40,493
Shizuoka Bank Ltd.	13,000	109,193

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Sterling Bancshares, Inc.	23,070	$135,652
TCF Financial Corp.	11,120	207,166
Unione di Banche Italiane Scpa	22,088	273,196

		$4,758,081
Pharmaceuticals - 3.9%
Abbott Laboratories	25,848	$1,322,384
Alimera Sciences, Inc. (a)	1,150	12,604
Allergan, Inc.	3,658	232,978
Bayer AG	6,124	391,994
Bristol-Myers Squibb Co.	440	11,128
Eurand N.V. (a)	3,290	33,887
Genomma Lab Internacional S.A., “B” (a)	11,400	37,416
GlaxoSmithKline PLC	20,000	370,578
Hisamitsu Pharmaceutical Co., Inc.	3,500	129,292
Inverness Medical Innovations, Inc. (a)	1,540	61,261
Johnson & Johnson	23,170	1,489,831
Merck & Co., Inc.	3,100	108,624
Merck KGaA	2,590	212,808
Novo Nordisk A/S, “B”	3,895	318,134
Pfizer, Inc.	43,739	731,316
Roche Holding AG	7,150	1,130,154
Sanofi-Aventis S.A.	11,070	758,000
Santen Pharmaceutical Co. Ltd.	10,300	328,951
Teva Pharmaceutical Industries Ltd., ADR	7,680	451,046

		$8,132,386
Pollution Control - 0.1%
Republic Services, Inc.	5,790	$179,664

Precious Metals & Minerals - 0.4%
Lihir Gold Ltd.	36,241	$128,390
Stillwater Mining Co. (a)	3,550	59,995
Teck Resources Ltd., “B”	11,930	468,838
Teck Resources Ltd., “B”	6,590	258,460

		$915,683
Printing & Publishing - 0.7%
Lamar Advertising Co., “A” (a)	2,260	$84,117
Moody’s Corp.	15,590	385,385
MSCI, Inc., “A” (a)	9,530	330,214
Reed Elsevier PLC	45,431	357,638

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Printing & Publishing - continued
VistaPrint Ltd. (a)	2,810	$144,940
Wolters Kluwer N.V.	3,590	73,623

		$1,375,917
Railroad & Shipping - 0.5%
Aegean Marine Petroleum Network, Inc.	4,010	$105,222
Canadian National Railway Co.	3,580	214,048
CSX Corp.	1,060	59,413
East Japan Railway Co.	4,100	273,847
Norfolk Southern Corp.	650	38,564
Union Pacific Corp.	3,490	264,053

		$955,147
Real Estate - 0.5%
Annaly Mortgage Management, Inc., REIT	14,200	$240,690
Brasil Brokers Participacoes	4,700	21,361
Chesapeake Lodging Trust, REIT (a)	1,900	35,663
Deutsche Wohnen AG (a)	6,927	62,716
Entertainment Property Trust, REIT	3,340	146,025
Hang Lung Properties Ltd.	24,000	85,800
Host Hotels & Resorts, Inc., REIT	4,799	78,032
Kilroy Realty Corp., REIT	3,480	122,009
Mack-Cali Realty Corp., REIT	2,523	86,690
Midland Holdings Ltd.	132,000	122,025
Walter Investment Management Corp., REIT	6,390	115,851

		$1,116,862
Restaurants - 0.6%
Brinker International, Inc.	3,880	$71,858
Darden Restaurants, Inc.	8,794	393,531
McDonald’s Corp.	5,960	420,716
P.F. Chang’s China Bistro, Inc. (a)	4,190	182,852
Peet’s Coffee & Tea, Inc. (a)	290	11,490
Wendy’s/Arby’s Group, Inc., “A”	13,880	73,703

		$1,154,150
Special Products & Services - 0.0%
PICO Holdings, Inc. (a)	1,440	$51,192

Specialty Chemicals - 1.6%
Air Products & Chemicals, Inc.	2,410	$185,040
Airgas, Inc.	730	46,318
Akzo Nobel N.V.	12,524	736,162

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - continued
Albemarle Corp.	4,510	$205,927
Asian Paints Ltd.	915	42,879
Cytec Industries, Inc.	2,660	127,840
FMC Corp.	1,660	105,642
L’Air Liquide S.A.	1,239	143,376
Linde AG	4,580	547,663
Praxair, Inc.	4,320	361,886
Rockwood Holdings, Inc. (a)	6,220	186,227
Shin-Etsu Chemical Co. Ltd.	4,700	271,398
Symrise AG	16,320	414,501

		$3,374,859
Specialty Stores - 2.6%
Abc-Mart, Inc.	1,900	$67,962
Abercrombie & Fitch Co., “A”	10,240	447,795
Advance Auto Parts, Inc.	5,150	232,265
Amazon.com, Inc. (a)	2,100	287,826
Citi Trends, Inc. (a)	820	27,503
Dick’s Sporting Goods, Inc. (a)	5,070	147,588
Esprit Holdings Ltd.	84,432	604,213
Home Depot, Inc.	15,290	538,972
Industria de Diseno Textil S.A.	5,490	337,476
J. Crew Group, Inc. (a)	1,830	85,040
Limited Brands, Inc.	33,405	895,254
Lowe’s Cos., Inc.	900	24,408
Monro Muffler Brake, Inc.	1,580	56,659
Nitori Co. Ltd.	1,250	98,073
Nordstrom, Inc.	3,590	148,375
Ross Stores, Inc.	3,570	199,920
Rue21, Inc. (a)	1,120	35,392
Staples, Inc.	22,190	522,131
Tiffany & Co.	7,178	347,989
Titan Machinery, Inc. (a)	5,860	84,267
TJX Cos., Inc.	1,180	54,681
Vitacost.Com, Inc. (a)	4,760	41,460

		$5,285,249
Telecommunications - Wireless - 1.0%
KDDI Corp.	82	$397,626
MTN Group Ltd.	8,150	119,981
Philippine Long Distance Telephone Co.	2,270	126,900
SBA Communications Corp. (a)	2,750	97,268
SmarTone Telecommunications Holdings Ltd.	31,000	34,817

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - continued
Sprint Nextel Corp. (a)	5,810	$24,693
Vivo Participacoes S.A., ADR	8,030	212,554
Vodafone Group PLC	494,090	1,098,820

		$2,112,659
Telephone Services - 1.8%
American Tower Corp., “A” (a)	11,270	$459,929
AT&T, Inc.	43,460	1,132,568
CenturyTel, Inc.	7,939	270,799
China Unicom Ltd.	324,000	404,105
PT XL Axiata Tbk (a)	145,500	59,925
Qwest Communications International, Inc.	48,470	253,498
Royal KPN N.V.	44,712	668,506
Telefonica S.A.	5,730	128,678
Verizon Communications, Inc.	7,900	228,231
Virgin Media, Inc.	8,680	152,681

		$3,758,920
Tobacco - 1.4%
Altria Group, Inc.	26,775	$567,362
British American Tobacco PLC	7,680	241,361
Japan Tobacco, Inc.	101	349,210
Philip Morris International, Inc.	26,255	1,288,595
Reynolds American, Inc.	1,300	69,446
Swedish Match AB	13,739	313,733

		$2,829,707
Trucking - 1.0%
Expeditors International of Washington, Inc.	12,510	$509,657
J.B. Hunt Transport Services, Inc.	2,320	85,515
Landstar System, Inc.	4,890	216,236
TNT N.V.	12,563	386,059
United Parcel Service, Inc., “B”	4,300	297,302
Werner Enterprises, Inc.	4,200	94,164
Yamato Holdings Co. Ltd.	30,900	444,413

		$2,033,346
Utilities - Electric Power - 1.9%
AES Corp. (a)	3,170	$36,582
Allegheny Energy, Inc.	1,650	35,937
American Electric Power Co., Inc.	4,540	155,722
Calpine Corp. (a)	2,630	35,847
CEZ AS	3,680	176,604

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Cheung Kong Infrastructure Holdings Ltd.	15,000	$55,930
CMS Energy Corp.	14,830	241,136
Constellation Energy Group, Inc.	16,240	574,084
CPFL Energia S.A.	2,700	55,297
CPFL Energia S.A., ADR	1,849	114,989
Dominion Resources, Inc.	4,590	191,862
DPL, Inc.	4,040	113,847
DTE Energy Co.	1,740	83,816
E.ON AG	14,841	548,539
Entergy Corp.	690	56,090
FPL Group, Inc.	1,510	78,595
Great Plains Energy, Inc.	1,150	22,229
Integrys Energy Group, Inc.	3,340	165,697
Northeast Utilities	5,330	148,121
NRG Energy, Inc. (a)	2,561	61,899
OGE Energy Corp.	1,000	41,380
Pepco Holdings, Inc.	1,450	24,273
PG&E Corp.	11,670	511,146
PPL Corp.	2,420	59,919
Public Service Enterprise Group, Inc.	6,040	194,065
Tractebel Energia S.A.	4,900	62,439
Wisconsin Energy Corp.	1,010	53,035

		$3,899,080
Total Common Stocks (Identified Cost, $136,775,371)		$180,013,232

Warrants - 0.1%
Other Banks & Diversified Financials - 0.1%
Deutsche Bank AG London (Housing Development - Zero Strike Warrant (1 share for 1 warrant)) (Identified Cost, $266,786) (a)(z)	6,350	$286,326

Convertible Preferred Stocks - 0.1%
Insurance - 0.0%
Hartford Financial Services Group, Inc., 7.25% (a)	860	$22,816

Other Banks & Diversified Financials - 0.1%
Citigroup, Inc., 7.5%	1,200	$158,184
Total Convertible Preferred Stocks (Identified Cost, $173,654)		$181,000

Money Market Funds (v) - 4.6%
MFS Institutional Money Market Portfolio, 0.19%, at Cost and Net Asset Value	9,451,083	$9,451,083

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts/ Par Amount		Value ($)

Call Options Purchased - 0.0%
International Business Machines Corp. - May 2010 @ $130		49	$6,468
Teck Resources Ltd. - August 2010 @ $60		310	4,650
United States Steel Corp. - October 2010 @ $75		52	10,660
JPY Currency - November 2010 @ EUR 0.0068	JPY	364,000	863
Total Call Options Purchased (Premiums Paid, $67,601)			$22,641

Put Options Purchased - 0.0%
JPY Currency - November 2010 @ $0.0103 (Premiums Paid, $11,626)	JPY	52,650,000	9,410
Total Investments (Identified Cost, $146,746,121)			$189,963,692

Issuer	Shares/Par
Securities Sold Short - (0.1)%
Electrical Equipment - 0.0%
Molex, Inc.		(2,330)	$(52,215)

Electronics - (0.1)%
Xilinx, Inc.		(4,560)	$(117,557)
Total Securities Sold Short (Proceeds Received, $169,257)			$(169,772)

Other Assets, Less Liabilities - 8.2%			16,904,268
Net Assets - 100.0%			$206,698,188

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $64,613, representing 0.0% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At April 30, 2010, the value of securities pledged amounted to $160,077.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(w)	When-issued security. At April 30, 2010, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Current Market Value
Deutsche Bank AG London (Housing Development - Zero Strike Warrant (1 share for 1 warrant))	3/19/10-4/30/10	$266,786	$286,326
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/10

Forward Foreign Currency Exchange Contracts at 4/30/10

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	JPMorgan Chase Bank	4,443,324	6/01/10	$4,106,578	$4,098,137	$8,441
BUY	EUR	JPMorgan Chase Bank	3,180,000	5/26/10	4,186,392	4,234,244	47,852
SELL	EUR	Goldman Sachs International	1,220,000	5/26/10	1,631,787	1,624,458	7,329
SELL	EUR	JPMorgan Chase Bank	39,390,000	5/26/10-6/01/10	53,605,543	52,449,355	1,156,188
BUY	GBP	JPMorgan Chase Bank	2,735,000	5/26/10	4,127,662	4,184,286	56,624
SELL	GBP	Goldman Sachs International	6,690,000	7/21/10	10,327,386	10,233,225	94,161
SELL	GBP	JPMorgan Chase Bank	2,435,000	6/01/10	3,759,944	3,725,217	34,727
SELL	HKD	JPMorgan Chase Bank	3,665,000	7/21/10	472,617	472,406	211
SELL	JPY	Goldman Sachs International	569,500,000	6/01/10	6,238,259	6,064,300	173,959
SELL	JPY	JPMorgan Chase Bank	469,400,000	6/01/10	5,036,105	4,998,389	37,716
BUY	KRW	JPMorgan Chase Bank	3,927,000,000	5/26/10	3,453,218	3,540,764	87,546
BUY	MXN	JPMorgan Chase Bank	103,880,000	5/26/10-6/01/10	8,078,394	8,413,298	334,904
BUY	MYR	JPMorgan Chase Bank	19,956,000	5/26/10	5,995,313	6,258,824	263,511
BUY	NOK	JPMorgan Chase Bank	20,750,000	6/01/10	3,487,767	3,512,822	25,055
BUY	SGD	JPMorgan Chase Bank	6,912,558	6/01/10	5,036,105	5,044,558	8,453
BUY	TWD	JPMorgan Chase Bank	154,400,000	5/26/10	4,887,623	4,942,848	55,225
BUY	ZAR	JPMorgan Chase Bank	30,050,000	5/26/10	4,004,584	4,052,404	47,820

							$2,439,722

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	AUD	Goldman Sachs International	21,935,000	6/01/10	$19,540,247	$20,230,943	$(690,696)
SELL	BRL	JPMorgan Chase Bank	1,560,000	5/26/10	871,753	893,316	(21,563)
SELL	CAD	Goldman Sachs International	6,140,000	5/26/10	6,031,079	6,044,497	(13,418)
SELL	CHF	JPMorgan Chase Bank	3,865,000	6/01/10	3,589,539	3,592,753	(3,214)
BUY	EUR	JPMorgan Chase Bank	9,037,114	5/26/10-7/21/10	12,149,832	12,033,741	(116,091)
SELL	NOK	Goldman Sachs International	20,750,000	6/01/10	3,501,696	3,512,822	(11,126)
SELL	NZD	Goldman Sachs International	16,705,000	7/21/10	11,837,497	12,076,880	(239,383)
BUY	SEK	Goldman Sachs International	91,460,000	5/26/10	12,893,858	12,628,039	(265,819)
SELL	SGD	JPMorgan Chase Bank	1,325,000	7/21/10	962,681	966,942	(4,261)
SELL	ZAR	JPMorgan Chase Bank	30,050,000	5/26/10	4,020,153	4,052,404	(32,251)

							$(1,397,822)

Futures Contracts Outstanding at 4/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Australian SPI 200 (Short)	AUD	16	$1,740,426	Jun-10	$49,305
DJ Euro Stoxx 50 (Short)	EUR	233	8,447,504	Jun-10	368,644
Hang Seng Index (Short)	HKD	16	2,128,521	May-10	40,748
IBEX 35 (Short)	EUR	24	3,280,206	May-10	333,393
MSCI Singapore Free Index (Short)	SGD	26	1,313,293	May-10	30,933
Nikkei 225 Index (Long)	JPY	86	10,129,074	Jun-10	543,173
FTSE/MIB Index (Short)	EUR	25	3,488,251	Jun-10	256,457

					$1,622,653

Portfolio of Investments (unaudited) – continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
AEX 25 Index (Long)	EUR	56	$5,098,791	May-10	$(118,617)
CAC 40 Index (Long)	EUR	83	4,111,787	May-10	(286,955)
Canadian S&P/TSX 60 Index Fund (Short)	CAD	14	1,968,655	Jun-10	(35,159)
DAX Index (Long)	EUR	16	3,251,921	Jun-10	(18,640)
E-mini NASDAQ-100 Future (Short)	USD	81	3,237,570	Jun-10	(123,768)
E-mini S&P MidCap 400 (Short)	USD	295	24,237,200	Jun-10	(1,259,060)
FTSE 100 Index (Long)	GBP	8	669,998	Jun-10	(12,102)
OMX Index (Short)	SEK	224	3,217,073	May-10	(59,496)
Russell 2000 Index (Short)	USD	101	7,226,550	Jun-10	(420,463)
S&P 500 Future (Short)	USD	158	46,744,300	Jun-10	(1,481,803)
Topix Index (Short)	JPY	111	11,630,156	Jun-10	(829,622)

					$(4,645,685)

Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	71	$8,371,344	Jun-10	$(129,112)

					$(4,774,797)

Swap Agreements at 4/30/10

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swaps
9/30/18	EUR	6,750,000	JPMorgan Chase Bank	4.808% (fixed rate)	6-Month LIBOR	$1,649,527
5/19/19	USD	4,200,000	JPMorgan Chase Bank	3-Month LIBOR	3.1775% (fixed rate)	52,187
5/06/20	JPY	240,000,000	JPMorgan Chase Bank	6-Month LIBOR	1.34125% (fixed rate)	2,958
5/06/40	JPY	240,000,000	JPMorgan Chase Bank	6-Month LIBOR	2.1875% (fixed rate)	10,663

						$1,715,335

Portfolio of Investments (unaudited) – continued

Expiration		Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives - continued
Credit Default Swaps
6/20/13	USD	15,972,000	(a)	JPMorgan Chase Bank	1.55% (fixed rate)	(1)	$340,909
12/20/13	USD	2,976,000	(b)	Morgan Stanley Capital Services, Inc.	1.5% (fixed rate)	(2)	67,691
12/20/13	USD	3,045,000	(c)	JPMorgan Chase Bank	5.00% (fixed rate)	(3)	140,608
12/20/13	USD	6,525,000	(d)	Merrill Lynch International	5.00% (fixed rate)	(3)	301,300
6/20/14	EUR	12,600,000	(e)	Merrill Lynch International	1.85% (fixed rate)	(4)	731,216
6/20/14	USD	4,166,400	(f)	Merrill Lynch International	1.00% (fixed rate)	(5)	40,994
6/20/14	USD	9,622,400	(g)	Deutsche Bank	1.00% (fixed rate)	(5)	94,677
6/20/15	USD	2,800,000	(h)	Merrill Lynch International	1.00% (fixed rate)	(6)	11,028
6/20/15	EUR	1,800,000	(i)	Merrill Lynch International	1.00% (fixed rate)	(7)	14,824

							$1,743,247

							$3,458,582

Liability Derivatives
Interest Rate Swaps
9/01/18	CHF	3,500,000	(j)	JPMorgan Chase Bank	6-Month LIBOR	3.25% (fixed rate)	$(363,949)
10/01/18	JPY	900,000,000		JPMorgan Chase Bank	6-Month LIBOR	1.7225% (fixed rate)	(456,740)
3/25/19	JPY	305,000,000		Citibank	6-Month LIBOR	1.23% (fixed rate)	(7,673)
6/19/19	JPY	1,450,000,000		Citibank	6-Month LIBOR	1.41% (fixed rate)	(279,246)
4/30/20	EUR	2,100,000		Citibank	3.148% (fixed rate)	6-Month LIBOR	(9,047)
10/25/37	JPY	245,000,000	(k)	Morgan Stanley Capital Services, Inc.	6-Month LIBOR	2.46% (fixed rate)	(151,819)

							$(1,268,474)

Portfolio of Investments (unaudited) – continued

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.10 Index, a BBB rated credit default index. The fund entered into the contract to manage market/sector exposure.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.11 Index, a BBB rated credit default index. The fund entered into the contract to manage market/sector exposure.
(3)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.11 Index, a B- rated credit default index. The fund entered into the contract to manage market/sector exposure.
(4)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the iTraxx EUROPE11 Index, a BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.
(5)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.12 Index, BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.
(6)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.14 Index, BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.
(7)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the iTraxx EUROPE13 Index, A- rated credit default index. The fund entered into the contract to manage market/sector exposure.
(a)	Net unamortized premiums paid by the fund amounted to $82,835.
(b)	Net unamortized premiums received by the fund amounted to $78,990.
(c)	Net unamortized premiums received by the fund amounted to $377,759.
(d)	Net unamortized premiums received by the fund amounted to $1,626,427.
(e)	Net unamortized premiums paid by the fund amounted to $347,998.
(f)	Net unamortized premiums received by the fund amounted to $119,625.
(g)	Net unamortized premiums received by the fund amounted to $109,965.
(h)	Net unamortized premiums paid by the fund amounted to $4,936.
(i)	Net unamortized premiums received by the fund amounted to $48.
(j)	Net unamortized premiums paid by the fund amounted to $3,334.
(k)	Net unamortized premiums paid by the fund amounted to $1,868.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At April 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $137,295,038)	$180,512,609
Underlying funds, at cost and value	9,451,083
Total investments, at value (identified cost, $146,746,121)	$189,963,692
Restricted cash	9,817,923
Foreign currency, at value (identified cost, $882,349)	883,350
Deposits with brokers for securities sold short	180,175
Receivables for
Forward foreign currency exchange contracts	2,439,722
Daily variation margin on open futures contracts	1,732,429
Investments sold	3,305,163
Fund shares sold	501,827
Interest and dividends	189,194
Swaps, at value (net unamortized premiums received, $1,877,045)	3,458,582
Receivable from investment adviser	48,535
Other assets	1,745
Total assets	$212,522,337
Liabilities
Payable to custodian	$2,428
Payables for
Securities sold short, at value (proceeds received, $169,257)	169,772
Forward foreign currency exchange contracts	1,397,822
Investments purchased	2,176,605
Fund shares reacquired	560,758
Swaps, at value (net unamortized premiums paid, $5,202)	1,268,474
Payable to affiliates
Investment adviser	10,203
Shareholder servicing costs	85,004
Distribution and service fees	3,114
Administrative services fee	211
Payable for independent Trustees’ compensation	741
Accrued expenses and other liabilities	149,017
Total liabilities	$5,824,149
Net assets	$206,698,188
Net assets consist of
Paid-in capital	$241,502,289
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $13,850 deferred country tax)	45,136,007
Accumulated net realized gain (loss) on investments and foreign currency transactions	(77,977,135)
Accumulated distributions in excess of net investment income	(1,962,973)
Net assets	$206,698,188
Shares of beneficial interest outstanding	21,997,877

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$85,055,739	9,053,656	$9.39
Class B	6,936,770	750,836	9.24
Class C	28,047,164	3,038,661	9.23
Class I	82,671,338	8,732,802	9.47
Class W	2,754,661	291,251	9.46
Class R1	103,537	11,222	9.23
Class R2	134,183	14,357	9.35
Class R3	103,863	11,039	9.41
Class R4	890,933	94,053	9.47

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.96 [100 / 94.25 x $9.39]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, and R4.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$1,751,314
Dividends from underlying funds	6,254
Foreign taxes withheld	(56,599)
Total investment income	$1,700,969
Expenses
Management fee	$894,751
Distribution and service fees	283,337
Shareholder servicing costs	263,747
Administrative services fee	19,359
Independent Trustees’ compensation	4,550
Custodian fee	130,975
Shareholder communications	20,082
Auditing fees	35,140
Legal fees	2,773
Dividend and interest expense on securities sold short	372
Miscellaneous	84,061
Total expenses	$1,739,147
Fees paid indirectly	(150)
Reduction of expenses by investment adviser	(309,574)
Net expenses	$1,429,423
Net investment income	$271,546
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $5,996 country tax)	$14,352,532
Futures contracts	(9,971,484)
Swap transactions	1,384,868
Securities sold short	11,291
Foreign currency transactions	1,644,480
Net realized gain (loss) on investments and foreign currency transactions	$7,421,687
Change in unrealized appreciation (depreciation)
Investments (net of $2,830 increase in deferred country tax)	$9,596,342
Futures contracts	(4,304,463)
Swap transactions	96,849
Securities sold short	(515)
Translation of assets and liabilities in foreign currencies	4,512,558
Net unrealized gain (loss) on investments and foreign currency translation	$9,900,771
Net realized and unrealized gain (loss) on investments and foreign currency	$17,322,458
Change in net assets from operations	$17,594,004

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/10 (unaudited)	Year ended 10/31/09
From operations
Net investment income	$271,546	$932,630
Net realized gain (loss) on investments and foreign currency transactions	7,421,687	(55,805,606)
Net unrealized gain (loss) on investments and foreign currency translation	9,900,771	64,830,912
Change in net assets from operations	$17,594,004	$9,957,936
Distributions declared to shareholders
From net realized gain on investments	$—	$(32,625,965)
Change in net assets from fund share transactions	$(6,521,077)	$14,917,053
Total change in net assets	$11,072,927	$(7,750,976)
Net assets
At beginning of period	195,625,261	203,376,237
At end of period (including accumulated distributions in excess of net investment income of $1,962,973 and $2,234,519, respectively)	$206,698,188	$195,625,261

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class A			2009		2008 (c)

Net asset value, beginning of period	$8.60		$10.45		$12.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.06		$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.78		0.00	(g)(w)	(1.61)
Total from investment operations	$0.79		$0.06		$(1.54)
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.01)
From net realized gain on investments	—		(1.91)		—
Total distributions declared to shareholders	$—		$(1.91)		$(0.01)
Net asset value, end of period	$9.39		$8.60		$10.45
Total return (%) (r)(s)(t)	9.19	(n)	3.16		(12.85	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.85		2.12	(a)
Expenses after expense reductions (f)	1.40	(a)	1.40		1.41	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.40	(a)	1.40		N/A
Net investment income	0.31	(a)	0.73		0.64	(a)
Portfolio turnover	37		138		92
Net assets at end of period (000 omitted)	$85,056		$83,020		$142,605

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class B			2009		2008 (c)

Net asset value, beginning of period	$8.49		$10.40		$12.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.00	)(w)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.77		0.00	(g)(w)	(1.62)
Total from investment operations	$0.75		$0.00	(w)	$(1.59)
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.01)
From net realized gain on investments	—		(1.91)		—
Total distributions declared to shareholders	$—		$(1.91)		$(0.01)
Net asset value, end of period	$9.24		$8.49		$10.40
Total return (%) (r)(s)(t)	8.83	(n)	2.47		(13.28	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.46	(a)	2.56		2.82	(a)
Expenses after expense reductions (f)	2.15	(a)	2.12		2.06	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	2.15	(a)	2.12		N/A
Net investment income (loss)	(0.45	)(a)	(0.04)		0.25	(a)
Portfolio turnover	37		138		92
Net assets at end of period (000 omitted)	$6,937		$6,870		$8,909

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class C			2009		2008 (c)

Net asset value, beginning of period	$8.48		$10.39		$12.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.00	)(w)	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.77		0.00	(g)(w)	(1.64)
Total from investment operations	$0.75		$0.00	(w)	$(1.60)
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.01)
From net realized gain on investments	—		(1.91)		—
Total distributions declared to shareholders	$—		$(1.91)		$(0.01)
Net asset value, end of period	$9.23		$8.48		$10.39
Total return (%) (r)(s)(t)	8.84	(n)	2.47		(13.37	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.46	(a)	2.56		2.91	(a)
Expenses after expense reductions (f)	2.15	(a)	2.12		2.06	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	2.15	(a)	2.12		N/A
Net investment income (loss)	(0.44	)(a)	(0.05)		0.37	(a)
Portfolio turnover	37		138		92
Net assets at end of period (000 omitted)	$28,047		$29,495		$39,368

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class I			2009	2008 (c)

Net asset value, beginning of period	$8.66		$10.48	$12.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.03	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.78		0.06 (g)	(1.57)
Total from investment operations	$0.81		$0.09	$(1.51)
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.01)
From net realized gain on investments	—		(1.91)	—
Total distributions declared to shareholders	$—		$(1.91)	$(0.01)
Net asset value, end of period	$9.47		$8.66	$10.48
Total return (%) (r)(s)	9.35	(n)	3.50	(12.59	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	(a)	1.47	1.65	(a)
Expenses after expense reductions (f)	1.15	(a)	1.15	1.06	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.15	(a)	1.15	N/A
Net investment income	0.56	(a)	0.42	0.58	(a)
Portfolio turnover	37		138	92
Net assets at end of period (000 omitted)	$82,671		$73,185	$92

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class W			2009		2008 (c)

Net asset value, beginning of period	$8.65		$10.47		$12.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.09		$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.79		0.00	(g)(w)	(1.66)
Total from investment operations	$0.81		$0.09		$(1.52)
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.01)
From net realized gain on investments	—		(1.91)		—
Total distributions declared to shareholders	$—		$(1.91)		$(0.01)
Net asset value, end of period	$9.46		$8.65		$10.47
Total return (%) (r)(s)	9.36	(n)	3.51		(12.67	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)	1.67		2.11	(a)
Expenses after expense reductions (f)	1.25	(a)	1.20		1.16	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.25	(a)	1.20		N/A
Net investment income	0.49	(a)	1.06		1.43	(a)
Portfolio turnover	37		138		92
Net assets at end of period (000 omitted)	$2,755		$2,064		$10,982

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R1			2009	2008 (c)

Net asset value, beginning of period	$8.48		$10.39	$12.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.01)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.77		0.01 (g)	(1.56)
Total from investment operations	$0.75		$0.00 (w)	$(1.60)
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.01)
From net realized gain on investments	—		(1.91)	—
Total distributions declared to shareholders	$—		$(1.91)	$(0.01)
Net asset value, end of period	$9.23		$8.48	$10.39
Total return (%) (r)(s)	8.84	(n)	2.47	(13.37	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.46	(a)	2.55	2.65	(a)
Expenses after expense reductions (f)	2.15	(a)	2.12	2.06	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	2.15	(a)	2.12	N/A
Net investment loss	(0.45	)(a)	(0.07)	(0.40	)(a)
Portfolio turnover	37		138	92
Net assets at end of period (000 omitted)	$104		$95	$99

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R2			2009	2008 (c)

Net asset value, beginning of period	$8.57		$10.44	$12.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.03	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.78		0.01 (g)	(1.56)
Total from investment operations	$0.78		$0.04	$(1.55)
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.01)
From net realized gain on investments	—		(1.91)	—
Total distributions declared to shareholders	$—		$(1.91)	$(0.01)
Net asset value, end of period	$9.35		$8.57	$10.44
Total return (%) (r)(s)	9.10	(n)	2.95	(12.93	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	(a)	2.05	2.15	(a)
Expenses after expense reductions (f)	1.65	(a)	1.62	1.56	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.65	(a)	1.62	N/A
Net investment income	0.08	(a)	0.39	0.08	(a)
Portfolio turnover	37		138	92
Net assets at end of period (000 omitted)	$134		$95	$93

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R3			2009	2008 (c)

Net asset value, beginning of period	$8.62		$10.46	$12.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.05	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.78		0.02 (g)	(1.56)
Total from investment operations	$0.79		$0.07	$(1.53)
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.01)
From net realized gain on investments	—		(1.91)	—
Total distributions declared to shareholders	$—		$(1.91)	$(0.01)
Net asset value, end of period	$9.41		$8.62	$10.46
Total return (%) (r)(s)	9.16	(n)	3.27	(12.76	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.80	1.90	(a)
Expenses after expense reductions (f)	1.40	(a)	1.37	1.31	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.40	(a)	1.37	N/A
Net investment income	0.30	(a)	0.64	0.33	(a)
Portfolio turnover	37		138	92
Net assets at end of period (000 omitted)	$104		$95	$92

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R4			2009		2008 (c)

Net asset value, beginning of period	$8.66		$10.49		$12.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.08		$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.78		(0.00	)(g)(w)	(1.64)
Total from investment operations	$0.81		$0.08		$(1.50)
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.01)
From net realized gain on investments	—		(1.91)		—
Total distributions declared to shareholders	$—		$(1.91)		$(0.01)
Net asset value, end of period	$9.47		$8.66		$10.49
Total return (%) (r)(s)	9.35	(n)	3.40		(12.50	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	(a)	1.56		1.98	(a)
Expenses after expense reductions (f)	1.15	(a)	1.12		1.06	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.15	(a)	1.12		N/A
Net investment income	0.57	(a)	0.99		1.43	(a)
Portfolio turnover	37		138		92
Net assets at end of period (000 omitted)	$891		$706		$1,136

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 20, 2007, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Diversified Target Return Fund (the fund) is a series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales

Notes to Financial Statements (unaudited) – continued

reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant

Notes to Financial Statements (unaudited) – continued

movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such

Notes to Financial Statements (unaudited) – continued

as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of April 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$121,592,420	$—	$—	$121,592,420
Japan	4,350,706	5,786,348	—	10,137,054
United Kingdom	3,479,681	6,559,682	—	10,039,363
Switzerland	1,820,098	3,762,523	—	5,582,621
France	453,055	4,949,383	—	5,402,438
Germany	1,940,353	2,784,168	—	4,724,521
Netherlands	645,784	2,813,093	—	3,458,877
Brazil	2,347,866	—	—	2,347,866
Hong Kong	92,880	1,920,769	—	2,013,649
Other Countries	6,085,592	9,128,208	—	15,213,800
Mutual Funds	9,451,083	—	—	9,451,083
Total Investments	$152,259,518	$37,704,174	$—	$189,963,692

Short Sales	$(169,772)	$—	$—	$(169,772)

Other Financial Instruments
Futures	$(3,449,366)	$297,222	$—	$(3,152,144)
Swaps	—	2,190,108	—	2,190,108
Forward Currency Contracts	—	1,041,900	—	1,041,900

For further information regarding security characteristics, see the Portfolio of Investments. At April 30, 2010, the fund held one Level 3 security valued at $0 which was also held and valued at $0 at October 31, 2009.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets and currencies resulting from the fund’s individual security selections. Derivatives may be used to increase the

Notes to Financial Statements (unaudited) – continued

fund’s exposure to markets or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund may use derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”) requires sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by ASC 815, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. Accordingly, appropriate disclosures have been included within the Swap Agreements table in the Portfolio of Investments and Significant Accounting Policies.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The volume of derivative activity, based on month-end notional amounts during the period, was as follows for the six months ended April 30, 2010:

	Percentage of Net Assets
	Forwards	Futures	Swaps	Options
Average Notional Amount Outstanding	108.46%	65.22%	58.72%	0.02%
Highest Notional Amount Outstanding	197.96%	73.30%	60.57%	0.03%
Lowest Notional Amount Outstanding	86.25%	56.24%	55.38%	0.01%
Notional Amount Outstanding as of April 30, 2010	98.61%	72.71%	57.71%	0.02%

Notional amounts outstanding are at absolute value and are determined, when applicable, by netting notional amounts of contracts to buy and sell the same underlying instrument with the same counterparty.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2010:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate Contracts	Interest Rate Futures	$—	$(129,112)
Interest Rate Contracts	Interest Rate Swaps	1,715,335	(1,268,474)
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	2,439,722	(1,397,822)
Foreign Exchange Contracts	Purchased Currency Options	10,273	—
Equity Contracts	Equity Futures	1,622,653	(4,645,685)
Equity Contracts	Purchased Equity Options	21,778	—
Credit Contracts	Credit Default Swaps	1,743,247	—
Total		$7,553,008	$(7,441,093)

(a)	All derivative valuations are specifically referenced within the fund’s Statement of Assets and Liabilities except for purchased options and futures contracts. The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts outstanding includes cumulative appreciation/depreciation as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2010 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions	Foreign Currency Transactions	Purchased Options
Interest Rate Contracts	$249,896	$644,112	$—	$—
Foreign Exchange Contracts	—	—	1,771,186	—
Equity Contracts	(10,179,062)	—	—	(45,259)
Credit Contracts	—	740,756	—	—
Other Contracts	(42,318)	—	—	—
Total	$(9,971,484)	$1,384,868	$1,771,186	$(45,259)

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2010 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions	Translation of Assets and Liabilities in Foreign Currencies	Purchased Options
Interest Rate Contracts	$(234,531)	$(1,148,075)	$—	$—
Foreign Exchange Contracts	—	—	4,555,319	(13,903)
Equity Contracts	(4,069,932)	—	—	(32,178)
Credit Contracts	—	1,244,924	—	—
Other Contracts	—	—	—	—
Total	$(4,304,463)	$96,849	$4,555,319	$(46,081)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one

Notes to Financial Statements (unaudited) – continued

party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day,

Notes to Financial Statements (unaudited) – continued

depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the

Notes to Financial Statements (unaudited) – continued

occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into an interest rate swap in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract

Notes to Financial Statements (unaudited) – continued

notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position, if any, as of April 30, 2010 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At April 30, 2010 the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund

Notes to Financial Statements (unaudited) – continued

will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended April 30, 2010, this expense amounted to $372. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/09 (i)
Ordinary income (including any short-term capital gains)	$6,393,150
Long-term capital gain	26,232,815
$32,625,965

(i)	Included in the fund’s distributions is $5,059 in excess of investment company taxable income and $10,014 in excess of long term capital gains.

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/10
Cost of investments	$170,578,136
Gross appreciation	20,622,235
Gross depreciation	(1,236,679)
Net unrealized appreciation (depreciation)	$19,385,556

As of 10/31/09
Capital loss carryforwards	(63,895,317)
Other temporary differences	1,709,425
Net unrealized appreciation (depreciation)	9,787,787

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/17	$(63,895,317)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 4/30/10	Year ended 10/31/09
Class A	$—	$22,844,062
Class B	—	1,626,675
Class C	—	6,611,909
Class I	—	16,844
Class W	—	1,321,716
Class R1	—	18,217
Class R2	—	16,952
Class R3	—	16,816
Class R4	—	152,774
Total	$—	$32,625,965

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

The management fee incurred for the six months ended April 30, 2010 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

MFS has engaged UBS Global Asset Management (Americas) Inc. (UBS) as a sub-adviser to the fund to manage the fund’s exposure to markets and currencies through the use of derivative instruments. MFS pays UBS a sub-advisory fee at the following annual rates:

First $1 billion of average daily net assets	0.28%
Next $1.5 billion of average daily net assets	0.185%
Average daily net assets in excess of $2.5 billion	0.16%

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class W	Class R1	Class R2	Class R3	Class R4
1.40%	2.15%	2.15%	1.15%	1.25%	2.15%	1.65%	1.40%	1.15%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2011. For the six months ended April 30, 2010, this reduction amounted to $309,139 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $6,976 for the six months ended April 30, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a

Notes to Financial Statements (unaudited) – continued

service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$104,701
Class B	0.75%	0.25%	1.00%	1.00%	34,673
Class C	0.75%	0.25%	1.00%	1.00%	141,972
Class W	0.10%	—	0.10%	0.10%	1,101
Class R1	0.75%	0.25%	1.00%	1.00%	499
Class R2	0.25%	0.25%	0.50%	0.50%	266
Class R3	—	0.25%	0.25%	0.25%	125
Total Distribution and Service Fees					$283,337

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2010 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2010, were as follows:

Amount
Class A	$388
Class B	11,278
Class C	1,720

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2010, the fee was $25,810, which equated to 0.0259% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $81,364.

Notes to Financial Statements (unaudited) – continued

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended April 30, 2010, these costs for the fund amounted to $156,573 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended April 30, 2010 was equivalent to an annual effective rate of 0.0195% of the fund’s average daily net assets including the value of the auction preferred shares.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,237 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $435, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

Notes to Financial Statements (unaudited) – continued

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $65,306,837 and $79,945,706, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/10		Year ended 10/31/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,251,903	$11,410,873	6,218,433	$48,947,264
Class B	70,051	629,377	302,928	2,416,679
Class C	320,153	2,895,449	1,509,916	11,795,033
Class I	1,220,773	11,287,205	9,250,725	66,558,149
Class W	111,315	1,032,535	915,780	6,513,748
Class R1	—	—	—	—
Class R2	3,220	29,846	—	—
Class R3	—	—	—	—
Class R4	25,186	231,559	38,432	300,454
	3,002,601	$27,516,844	18,236,214	$136,531,327
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	2,244,081	$16,897,927
Class B	—	—	172,580	1,290,900
Class C	—	—	536,670	4,008,922
Class I	—	—	2,228	16,844
Class W	—	—	160,660	1,212,978
Class R1	—	—	2,439	18,217
Class R2	—	—	2,257	16,952
Class R3	—	—	2,230	16,816
Class R4	—	—	20,208	152,774
	—	$—	3,143,353	$23,632,330

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/10		Year ended 10/31/09
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,849,302)	$(16,788,277)	(12,454,739)	$(100,389,744)
Class B	(128,221)	(1,154,108)	(522,877)	(4,095,954)
Class C	(758,369)	(6,787,228)	(2,356,923)	(18,836,911)
Class I	(941,251)	(8,656,687)	(808,497)	(6,603,127)
Class W	(58,586)	(535,725)	(1,886,398)	(14,595,735)
Class R1	—	—	(760)	(5,957)
Class R2	—	—	—	—
Class R3	—	—	—	—
Class R4	(12,667)	(115,896)	(85,439)	(719,176)
	(3,748,396)	$(34,037,921)	(18,115,633)	$(145,246,604)
Net change
Class A	(597,399)	$(5,377,404)	(3,992,225)	$(34,544,553)
Class B	(58,170)	(524,731)	(47,369)	(388,375)
Class C	(438,216)	(3,891,779)	(310,337)	(3,032,956)
Class I	279,522	2,630,518	8,444,456	59,971,866
Class W	52,729	496,810	(809,958)	(6,869,009)
Class R1	—	—	1,679	12,260
Class R2	3,220	29,846	2,257	16,952
Class R3	—	—	2,230	16,816
Class R4	12,519	115,663	(26,799)	(265,948)
	(745,795)	$(6,521,077)	3,263,934	$14,917,053

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Conservative Allocation Fund were the owners of record of approximately 11%, 10, and 9%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund ,and the MFS Lifetime 2030 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is

Notes to Financial Statements (unaudited) – continued

allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2010, the fund’s commitment fee and interest expense were $1,655 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	14,029,958	61,860,846	(66,439,721)	9,451,083

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,254	$9,451,083

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust XV, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	185,629,338.655	3,080,271.008
Lawrence H. Cohn, M.D.	185,805,674.346	2,903,935.318
Maureen R. Goldfarb	185,821,345.000	2,888,264.663
David H. Gunning	185,827,865.548	2,881,744.116
William R. Gutow	185,673,591.844	3,036,017.820
Michael Hegarty	185,733,573.566	2,976,036.097
John P. Kavanaugh	185,733,573.566	2,976,036.097
Robert J. Manning	185,689,320.378	3,020,289.286
Robert C. Pozen	185,733,573.566	2,976,036.097
J. Dale Sherratt	185,827,865.548	2,881,744.116
Laurie J. Thomsen	185,887,789.391	2,821,820.272
Robert W. Uek	186,555,968.718	2,153,640.946

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XV

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: June 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: June 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2010

*	Print name and title of each signing officer under his or her signature.